Transamerica Large Growth

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (A)	2,215	$ 1,168,989
FTAI Aviation Ltd.	5,568	1,147,008
General Electric Co.	9,075	3,267,635
L3 Harris Technologies, Inc.	3,547	982,732
		6,566,364
Automobiles - 4.3%
Tesla, Inc. (A)	45,505	14,161,611
Biotechnology - 2.8%
Natera, Inc. (A)	3,902	1,044,799
Roivant Sciences Ltd. (A)	241,101	8,175,735
		9,220,534
Broadline Retail - 2.2%
Amazon.com, Inc. (A)	19,584	5,318,623
MercadoLibre, Inc. (A)	1,049	1,969,969
		7,288,592
Building Products - 0.3%
Johnson Controls International PLC	7,130	1,045,686
Capital Markets - 0.4%
Interactive Brokers Group, Inc., Class A	5,019	441,622
KKR & Co., Inc.	9,107	923,723
		1,365,345
Chemicals - 0.5%
Sherwin-Williams Co.	5,282	1,800,370
Communications Equipment - 0.8%
Arista Networks, Inc. (A)	14,302	2,579,366
Consumer Staples Distribution & Retail - 0.8%
BJ's Wholesale Club Holdings, Inc. (A)	12,406	1,213,059
Walmart, Inc.	11,527	1,281,802
		2,494,861
Diversified Telecommunication Services - 1.8%
Space Exploration Technologies Corp., Class A (A)(B)	55,616	6,027,106
Electrical Equipment - 0.6%
Eaton Corp. PLC	2,324	964,925
Vertiv Holdings Co., Class A	4,393	1,061,217
		2,026,142
Electronic Equipment, Instruments & Components - 1.9%
Advanced Energy Industries, Inc.	1,605	464,680
Amphenol Corp., Class A	12,739	2,047,157
Coherent Corp. (A)	2,702	710,329
Corning, Inc.	10,386	1,435,864
Fabrinet (A)	482	209,868
Flex Ltd. (A)	5,366	610,382
Keysight Technologies, Inc. (A)	2,938	937,457
		6,415,737
Entertainment - 2.7%
Liberty Media Corp. - Liberty Formula One, Class C (A)	11,934	1,171,083
	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Netflix, Inc. (A)	42,581	$ 3,053,484
ROBLOX Corp., Class A (A)	128,712	4,582,147
		8,806,714
Financial Services - 6.0%
Affirm Holdings, Inc. (A)	156,800	11,212,768
Federal National Mortgage Association (A)	535,537	3,100,759
Mastercard, Inc., Class A	8,325	4,771,058
Rocket Cos., Inc., Class A (A)	64,808	836,023
		19,920,608
Health Care Equipment & Supplies - 2.3%
Dexcom, Inc. (A)	15,763	1,315,422
Medline, Inc., Class A (A)	158,588	6,229,337
		7,544,759
Health Care Technology - 0.2%
Veeva Systems, Inc., Class A (A)	3,387	690,203
Hotels, Restaurants & Leisure - 4.6%
Airbnb, Inc., Class A (A)	18,875	2,859,940
DoorDash, Inc., Class A (A)	52,005	10,201,301
Hilton Worldwide Holdings, Inc.	2,757	883,591
Royal Caribbean Cruises Ltd.	4,016	1,278,293
		15,223,125
Interactive Media & Services - 6.2%
Alphabet, Inc., Class A	39,336	14,008,730
Meta Platforms, Inc., Class A	11,580	6,446,702
		20,455,432
IT Services - 11.0%
Cloudflare, Inc., Class A (A)	93,573	26,104,995
Quantinuum, Inc., Class A (A)(B)	1,700	87,397
Shopify, Inc., Class A (A)	77,477	9,076,431
Snowflake, Inc., Class A (A)	3,375	989,820
		36,258,643
Machinery - 0.4%
Cummins, Inc.	1,842	1,168,196
Media - 0.2%
EchoStar Corp., Class A (A)(B)	8,137	684,240
Oil, Gas & Consumable Fuels - 0.1%
Diamondback Energy, Inc.	1,658	336,491
Pharmaceuticals - 6.5%
Eli Lilly & Co.	5,454	6,265,773
Royalty Pharma PLC, Class A	259,732	15,176,141
		21,441,914
Real Estate Management & Development - 0.3%
Opendoor Technologies, Inc. (A)	226,960	855,639
Semiconductors & Semiconductor Equipment - 14.7%
Advanced Micro Devices, Inc. (A)	10,164	4,839,589
Applied Materials, Inc.	3,856	1,957,575
ASML Holding NV	630	1,026,270
Broadcom, Inc.	27,050	10,530,024
Transamerica Funds

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cerebras Systems, Inc., Class A (A)	2,268	$ 450,674
KLA Corp.	15,372	2,810,309
Micron Technology, Inc.	6,455	5,312,659
NVIDIA Corp.	107,600	21,600,700
		48,527,800
Software - 14.6%
AppLovin Corp., Class A (A)	22,965	9,091,843
Aurora Innovation, Inc. (A)	1,262,332	8,142,041
BitMine Immersion Technologies, Inc.	71,714	1,239,218
Cadence Design Systems, Inc. (A)	3,571	1,214,211
Circle Internet Group, Inc. (A)	29,118	1,823,078
Crowdstrike Holdings, Inc., Class A (A)	15,488	2,956,040
Microsoft Corp.	24,919	11,580,358
Oracle Corp.	9,140	1,187,012
Palantir Technologies, Inc., Class A (A)	33,516	4,124,479
Palo Alto Networks, Inc. (A)	6,494	2,154,904
Samsara, Inc., Class A (A)	15,742	586,704
Strategy, Inc., Class A (A)	45,827	4,274,743
		48,374,631
Specialty Retail - 1.2%
Lowe's Cos., Inc.	7,079	1,471,087
O'Reilly Automotive, Inc. (A)	12,987	1,160,388
Wayfair, Inc., Class A (A)	14,044	1,192,336
		3,823,811
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	43,688	13,495,660
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
IonQ, Inc. (A)(B)	148,179	$ 5,399,643
Sandisk Corp. (A)	1,049	1,274,357
Seagate Technology Holdings PLC	1,703	1,457,989
		21,627,649
Trading Companies & Distributors - 2.1%
QXO, Inc. (A)(B)	465,868	6,196,044
United Rentals, Inc.	718	774,909
		6,970,953
Total Common Stocks (Cost $197,292,136)		323,702,522
OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (C)	8,143,392	8,143,392
Total Other Investment Company (Cost $8,143,392)		8,143,392
Total Investments Excluding Options Purchased (Cost $205,435,528)		331,845,914
Total Options Purchased - 0.0% * (Cost $732,527)		126,594
Total Investments (Cost $206,168,055)		331,972,508
Net Other Assets (Liabilities) - (0.5)%		(1,737,496)
Net Assets - 100.0%		$ 330,235,012
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	SCB	USD	6.95	07/02/2027	USD	83,002,674	$175,966	$114,295
Put – USD vs. CNH	BCLY	USD	7.20	02/12/2027	USD	65,279,154	171,514	9,857
Put – USD vs. CNH	SCB	USD	7.32	12/17/2026	USD	66,165,409	187,248	2,382
Put – USD vs. CNH	SCB	USD	7.58	08/11/2026	USD	60,453,274	197,799	60
Total							$732,527	$126,594
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$323,702,522	$—	$—	$323,702,522
Other Investment Company	8,143,392	—	—	8,143,392
Over-the-Counter Foreign Exchange Options Purchased	—	126,594	—	126,594
Total Investments	$331,845,914	$126,594	$—	$331,972,508
Transamerica Funds

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $18,376,258, collateralized by cash collateral of $8,143,392 and non-cash collateral, such as U.S. government securities of $10,711,889. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
SCB	Standard Chartered Bank
Transamerica Funds

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Large Growth (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds